Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
October 31, 2021
AFCI-NPRT1-1221
1.809085.118
Common Stocks - 99.9%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	47,931	1,994,888
Automobiles - 9.6%
Automobile Manufacturers - 9.6%
Ferrari NV	11,803	2,799,318
Tesla, Inc. (a)	60,500	67,397,000
		70,196,318
Building Products - 0.2%
Building Products - 0.2%
The AZEK Co., Inc. (a)	46,000	1,687,740
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	12,251	1,902,458
Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	127,908	5,785,279
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	50,890	2,974,012
TOTAL FOOD & STAPLES RETAILING		8,759,291
Hotels, Restaurants & Leisure - 17.9%
Casinos & Gaming - 3.8%
Caesars Entertainment, Inc. (a)	129,385	14,162,482
Churchill Downs, Inc.	34,309	7,891,070
Penn National Gaming, Inc. (a)	84,300	6,035,880
		28,089,432
Hotels, Resorts & Cruise Lines - 8.1%
Airbnb, Inc. Class A	23,100	3,942,246
Booking Holdings, Inc. (a)	6,950	16,824,421
Expedia, Inc. (a)	34,100	5,606,381
Hilton Worldwide Holdings, Inc. (a)	95,700	13,776,015
Lindblad Expeditions Holdings (a)	80,642	1,205,598
Marriott International, Inc. Class A (a)	90,170	14,429,003
Marriott Vacations Worldwide Corp.	21,946	3,450,350
		59,234,014
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	37,443	2,978,591
Vail Resorts, Inc.	9,617	3,315,076
		6,293,667
Restaurants - 5.1%
ARAMARK Holdings Corp.	116,517	4,250,540
Chipotle Mexican Grill, Inc. (a)	2,828	5,031,097
Domino's Pizza, Inc.	6,300	3,080,511
McDonald's Corp.	20,608	5,060,294
Noodles & Co. (a)	188,513	2,290,433
Restaurant Brands International, Inc.	43,200	2,445,882
Ruth's Hospitality Group, Inc. (a)	46,631	901,844
Starbucks Corp.	131,879	13,988,406
		37,049,007
TOTAL HOTELS, RESTAURANTS & LEISURE		130,666,120
Household Durables - 2.4%
Home Furnishings - 0.5%
Purple Innovation, Inc. (a)	76,941	1,484,961
Tempur Sealy International, Inc.	53,200	2,365,804
		3,850,765
Homebuilding - 1.9%
D.R. Horton, Inc.	70,719	6,313,085
Lennar Corp. Class A	70,507	7,045,765
		13,358,850
TOTAL HOUSEHOLD DURABLES		17,209,615
Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	1,453	4,302,217
Meta Platforms, Inc. Class A (a)	8,400	2,717,988
		7,020,205
Internet & Direct Marketing Retail - 25.2%
Internet & Direct Marketing Retail - 25.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,700	1,270,038
Amazon.com, Inc. (a)	48,250	162,719,748
Deliveroo PLC Class A (a)(b)	88,400	327,008
eBay, Inc.	103,200	7,917,504
Farfetch Ltd. Class A (a)(c)	55,891	2,191,486
Global-e Online Ltd. (a)	18,000	1,041,480
MercadoLibre, Inc. (a)	3,025	4,480,086
The RealReal, Inc. (a)	165,005	2,150,015
Wayfair LLC Class A (a)	6,719	1,673,703
		183,771,068
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	6,600	1,397,682
Multiline Retail - 5.4%
Department Stores - 0.6%
Kohl's Corp.	52,100	2,528,413
Nordstrom, Inc. (a)(c)	80,200	2,304,146
		4,832,559
General Merchandise Stores - 4.8%
B&M European Value Retail SA	131,576	1,140,193
Dollar General Corp.	54,058	11,974,928
Dollar Tree, Inc. (a)	65,116	7,016,900
Ollie's Bargain Outlet Holdings, Inc. (a)	64,443	4,360,213
Target Corp.	39,700	10,306,914
		34,799,148
TOTAL MULTILINE RETAIL		39,631,707
Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc. (a)	51,752	2,373,864
Uber Technologies, Inc. (a)	46,900	2,055,158
		4,429,022
Specialty Retail - 19.2%
Apparel Retail - 6.3%
American Eagle Outfitters, Inc. (c)	260,200	6,177,148
Aritzia, Inc. (a)	33,400	1,315,381
Burlington Stores, Inc. (a)	54,525	15,064,712
Ross Stores, Inc.	74,211	8,400,685
TJX Companies, Inc.	174,648	11,437,698
Torrid Holdings, Inc. (c)	48,792	733,832
Victoria's Secret & Co. (a)	54,766	2,764,040
		45,893,496
Automotive Retail - 0.6%
Carvana Co. Class A (a)	13,315	4,036,842
Home Improvement Retail - 9.8%
Floor & Decor Holdings, Inc. Class A (a)	48,877	6,643,362
Lowe's Companies, Inc.	101,172	23,656,037
The Home Depot, Inc.	110,118	40,935,265
		71,234,664
Specialty Stores - 2.5%
Academy Sports & Outdoors, Inc.	44,267	1,893,742
Bath & Body Works, Inc.	40,633	2,807,334
Dick's Sporting Goods, Inc.	24,900	3,092,829
Five Below, Inc. (a)	27,463	5,418,450
Sally Beauty Holdings, Inc. (a)	60,400	921,704
Ulta Beauty, Inc. (a)	11,700	4,298,112
		18,432,171
TOTAL SPECIALTY RETAIL		139,597,173
Textiles, Apparel & Luxury Goods - 16.4%
Apparel, Accessories & Luxury Goods - 11.0%
adidas AG	10,084	3,302,458
Canada Goose Holdings, Inc. (a)	17,066	632,942
Capri Holdings Ltd. (a)	429,179	22,849,490
G-III Apparel Group Ltd. (a)	49,055	1,405,916
Kontoor Brands, Inc. (c)	57,845	3,065,785
Levi Strauss & Co. Class A	105,100	2,751,518
lululemon athletica, Inc. (a)	14,158	6,597,770
LVMH Moet Hennessy Louis Vuitton SE	5,215	4,089,194
PVH Corp.	143,116	15,646,872
Ralph Lauren Corp. (c)	31,300	3,980,421
Tapestry, Inc.	405,452	15,804,519
		80,126,885
Footwear - 5.4%
Crocs, Inc. (a)	5,100	823,395
Deckers Outdoor Corp. (a)	20,827	8,233,121
NIKE, Inc. Class B	174,854	29,251,326
On Holding AG	3,600	122,976
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,500	901,095
		39,331,913
TOTAL TEXTILES, APPAREL & LUXURY GOODS		119,458,798
TOTAL COMMON STOCKS (Cost $403,638,674)		727,722,085

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	4,309,958	4,310,820
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	14,282,272	14,283,700
TOTAL MONEY MARKET FUNDS (Cost $18,594,520)		18,594,520

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $422,233,194)	746,316,605
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(17,663,690)
NET ASSETS - 100.0%	728,652,915

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,008 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	13,473,996	9,163,176	133	-	-	4,310,820	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	13,937,765	25,789,138	25,443,203	3,684	-	-	14,283,700	0.0%
Total	13,937,765	39,263,134	34,606,379	3,817	-	-	18,594,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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